Current and long-term debt - 2021 CMBFL lease financing (Details)	1 Months Ended		2 Months Ended
	Mar. 31, 2021 USD ($) vessel	Aug. 31, 2018	Mar. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		115.00%
Borrowings				$ 2,541,678,000	$ 2,415,326,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				3,145,623,000	$ 3,070,271,000
Finance Lease - CMBFL Lease Financing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term	7 years
Net debt to capitalization ratio			0.60
Consolidated tangible net worth			$ 1,000,000,000
Cumulative positive net income			25.00%
Net proceeds of equity issuance			50.00%
Minimum ratio for fair value of vessels			120.00%
Finance Lease - CMBFL Lease Financing 2021 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 74,600,000
Finance Lease - CMBFL Lease Financing 2021 | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000		$ 25,000,000
Finance Lease - CMBFL Lease Financing 2021 | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000		500,000
Consolidated liquidity requirement per each chartered-in vessel	250,000		$ 250,000
Finance Lease - CMBFL Lease Financing 2021 | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	46,700,000
Finance Lease - CMBFL Lease Financing 2021 | ABN AMRO / SEB Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 16,100,000
Finance Lease - CMBFL Lease Financing 2021 | Handymax | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.25%		3.25%
Finance Lease - CMBFL Lease Financing 2021 | MR | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.20%		3.20%
STI Comandante, STI Brixton, STI Pimlico and STI Finchley | Finance Lease - CMBFL Lease Financing 2021 | Vessels | Handymax
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	4		4
Consideration paid (received)	$ 58,800,000
STI Comandante, STI Brixton, STI Pimlico and STI Finchley | Finance Lease - CMBFL Lease Financing 2021 | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	1		1
STI Westminster | Finance Lease - CMBFL Lease Financing 2021 | Vessels | Handymax
Disclosure of detailed information about borrowings [line items]
Consideration paid (received)	$ 20,250,000